REVENUE - Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue recognized from contract liability balance at the beginning of the year	$ 26,534	$ 21,187